Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Comprehensive income
Net income/(loss)	SFr 1,160	SFr 1,311	SFr 937	SFr 2,471	SFr 1,686
Gains/(losses) on cash flow hedges	18	225	43	243	89
Foreign currency translation	(433)	(596)	(592)	(1,029)	(393)
Unrealized gains/(losses) on securities	(18)	(2)	12	(20)	26
Actuarial gains/(losses)	73	73	386	146	446
Net prior service cost	(34)	(34)	306	(68)	282
Gains/(losses) on liabilities related to credit risk	(2,658)	4,350	(231)	1,692	(1,352)
Other comprehensive income/(loss), net of tax	(3,052)	4,016	(76)	964	(902)
Comprehensive income/(loss)	(1,892)	5,327	861	3,435	784
Comprehensive income/(loss) attributable to noncontrolling interests	(2)	(4)	(3)	(6)	(1)
Comprehensive income/(loss) attributable to shareholders	(1,890)	SFr 5,331	864	3,441	785
Bank
Comprehensive income
Net income/(loss)	1,119		931	2,338	1,560
Gains/(losses) on cash flow hedges	17		45	243	93
Foreign currency translation	(423)		(578)	(1,011)	(391)
Unrealized gains/(losses) on securities	(18)		12	(20)	27
Actuarial gains/(losses)	5		4	7	8
Net prior service cost	(1)		0	0	0
Gains/(losses) on liabilities related to credit risk	(2,575)		(216)	1,614	(1,238)
Other comprehensive income/(loss), net of tax	(2,995)		(733)	833	(1,501)
Comprehensive income/(loss)	(1,876)		198	3,171	59
Comprehensive income/(loss) attributable to noncontrolling interests	(10)		(10)	(9)	0
Comprehensive income/(loss) attributable to shareholders	SFr (1,866)		SFr 208	SFr 3,180	SFr 59